SUPPLEMENTAL DISCLOSURE TO CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
Dec. 31, 2018
SUPPLEMENTAL DISCLOSURE TO CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
SUPPLEMENTAL DISCLOSURE TO CONSOLIDATED STATEMENTS OF CASH FLOWS
3.	SUPPLEMENTAL DISCLOSURE TO CONSOLIDATED STATEMENTS OF CASH FLOWS

	Years ended
	2018	2017	2016
	(Dollars in thousands)
Cash paid during the year for:
Interest	$126,648	$113,710	$110,351
Taxes	4,163	2,155	460
Noncash Activities:
Security deposits applied to rent receivables, other assets, maintenance payment liability and rentals received in advance	1	2,045	—
Maintenance payment liability applied to rent receivables, maintenance rights, rentals received in advance and other liabilities	25,837	68	—
Other liabilities applied to maintenance payment liability, security deposits and rent receivables	5,520	676	2,550
Noncash investing activities:
Aircraft improvement	10,870	192	5,245
Noncash activities in connection with purchase of flight equipment:
Security deposits and maintenance payment liabilities assumed	29,860	—	—
Shares issued	49,867	—	—
Other	—	3,979	6,388
Noncash activities in connection with sale of flight equipment	2,648	—	78,722